Interim consolidated balance sheet - unaudited - GBP (£) £ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	£ 297,824	£ 292,334	£ 267,060
Right-of-use assets	3,237	7,145	7,650
Investment properties	19,294	19,433	19,573
Intangible assets	1,002,790	966,457	946,014
Deferred tax assets	26,046	24,927	25,779
Trade receivables	62,035	43,419	46,583
Derivative financial instruments			364
Total non-current assets	1,411,226	1,353,715	1,313,023
Current assets
Inventories	18,766	13,053	13,423
Prepayments	20,147	17,438	27,568
Contract assets - accrued revenue	65,230	19,528	59,847
Trade receivables	108,856	133,728	88,776
Other receivables	1,481	13,694	2,022
Derivative financial instruments	2	472	247
Cash and cash equivalents	44,406	86,105	95,542
Total current assets	258,888	284,018	287,425
Total assets	1,670,114	1,637,733	1,600,448
Equity
Share capital	56	56	56
Share premium	307,345	307,345	307,345
Treasury shares	(21,305)	(21,305)	(21,305)
Merger reserve	249,030	249,030	249,030
Hedging reserve	(791)	223	(3,542)
Retained deficit	(343,595)	(341,616)	(334,870)
Total equity	190,740	193,733	196,714
Non-current liabilities
Contract liabilities - deferred revenue	6,144	5,915	4,146
Trade and other payables	184,309	205,359	179,438
Borrowings	481,265	471,855	515,719
Lease liabilities	2,908	7,899	8,018
Derivative financial instruments	620	2,599	3,179
Total non-current liabilities	675,246	693,627	710,500
Current liabilities
Contract liabilities - deferred revenue	164,052	205,490	165,724
Trade and other payables	325,057	359,246	297,598
Income tax liabilities	679	566	966
Borrowings	295,745	165,119	215,746
Lease liabilities	477	572	672
Derivative financial instruments	2,232	3,403	4,558
Provisions	15,886	15,977	7,970
Total current liabilities	804,128	750,373	693,234
Total equity and liabilities	£ 1,670,114	£ 1,637,733	£ 1,600,448